Shareholder Fees - Campbell Systematic Macro Fund	Jun. 30, 2026
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of Class C Shares.